Intangible assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible assets
13.	Intangible assets

	Balance at 12/31/2017	Business combination	Additions	Disposals	Impairment	Balance at 12/31/2018	Additions	Disposals	Transfers	Balance at 12/31/2019
Cost
Goodwill - acquisition of subsidiaries	118,706	24,488	—	—	—	143,194	—	—	—	143,194
Customer relationship	97,355	2,103	—	(30)	—	99,428	—	(60)	—	99,368
Trademark use right	12,491	—	—	—	—	12,491	—	—	—	12,491
Trademarks and patents	45	1,659	—	—	—	1,704	28	—	—	1,732
Software	43,063	34,544	22,840	—	(4,764)	95,683	41,363	(25,000)	22,566	134,612
Licenses for use - payment arrangements	5,527	—	5,910	—	—	11,437	88	(7)	—	11,518
Software in progress	4,486	—	19,701	(7,071)	—	17,116	25,695	(213)	(22,566)	20,032
Right-of-use assets - Software (i)	—	—	—	—	—	—	37,513	—	—	37,513
Others	700	—	726	(700)	—	726	—	(726)	—	—

	282,373	62,794	49,177	(7,801)	(4,764)	381,779	104,687	(26,006)	—	460,460
Amortization
Customer relationship	(16,811)	—	(9,760)	—	—	(26,571)	(10,582)	60	—	(37,093)
Trademark use right	(12,491)	—	—	—	—	(12,491)	—	—	—	(12,491)
Trademarks and patents	—	—	(113)	—	—	(113)	(335)	—	—	(448)
Software	(17,030)	(5)	(13,311)	—	—	(30,346)	(19,847)	23,678	—	(26,515)
Licenses for use - payment arrangements	(1,236)	—	(2,278)	—	—	(3,514)	(2,533)	1	—	(6,046)
Right-of-use assets - Software (i)	—	—	—	—	—	—	(4,168)	—		(4,168)
Others	(717)	—	(370)	—	—	(1,087)	(182)	1,269	—	—

	(48,285)	(5)	(25,832)	—	—	(74,122)	(37,647)	25,008	—	(86,761)

Intangible assets, net	234,088	62,789	23,345	(7,801)	(4,764)	307,657	67,040	(998)	—	373,699

(i)	Refers to IFRS 16 adoption. More details on Note 3.20.

Impairment of intangible assets
As of December 31, 2019, there were no indicators of impairment of finite-life intangible assets. As of December 31, 2018, the Group has recognized an impairment loss on software, in the amount of R$ 4,764.
The Group performs its goodwill impairment testing at the Group’s single CGU level, which is also a single operating and reportable segment.
The Group performed its annual impairment test as of December 31, 2019 and 2018 which did not result in the need to recognize impairment losses on the carrying value of goodwill.
The recoverable amount of the Group’s single CGU is determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The pre-tax
discount rate applied to cash flow projections is 9.4% (2018 - 11.8%) and the growth rate applied to perpetuity cash-flow is 5.0% (2018
 -
6.0%) that considers long-term local inflation and long-term real growth.
The key assumptions used in value in use calculation and sensitivity to changes in assumptions are as follows:

•
Average free cash flow to equity over the five-year forecast period; based on past performance and management’s expectations of market development and on current industry trends and including long-term inflation forecasts for each territory.

•
Average annual growth rate over the five-year forecast period; based on past performance and management’s expectations of market development and on current industry trends and including long-term inflation forecasts for each territory.

•	Considered a pre-tax discount rate applied to cash flow of 9.4% (2018 - 11.8%), based on long-term interest rate, equity risk premium, industry beta and other variables.

•	Considered a perpetuity growth rate of 5.0% (2018 - 6.0%), based on long-term local inflation and real growth.
Therefore, the goodwill impairment testing considered, at once: a decrease of 10.0% of the free cash flow to equity in the first year, a decrease of 10.0% in the growth rate for the second until fifth year, a decrease of 250 basis points in perpetuity rate after the fifth year and an increase of 500 basis points in pre-tax
discount rate, and it did not result in the impairment of the goodwill.